Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Exit costs, environ-mental and other similar items	$ 56,441	$ 45,322	$ 45,403
Deferred employee benefit items	55,765	32,600	93,039
Other items (each less than 5 percent of total assets)	85,841	53,727	73,388
Total deferred tax assets	198,047	131,649	211,830
Deferred tax liabilities:
Depreciation and amortization	227,765	214,696	202,891
Current:
Federal	308,283	229,997	207,791
Foreign	53,045	42,543	51,264
State and local	50,049	33,082	27,642
Total current	411,377	305,622	286,697
Deferred:
Federal	(14,974)	30,384	8,692
Foreign	(7,361)	(9,041)	(16,964)
State and local	3,297	6,432	(2,150)
Total deferred	(19,038)	27,775	(10,422)
Total provisions for income taxes	$ 392,339	$ 333,397	$ 276,275